Average Annual Total Returns - Goldman Sachs Target Date 2060 Portfolio	Class A Shares 1 Year	Class A Shares Since Inception	Class A Shares Inception Date	Institutional Shares 1 Year	Institutional Shares Since Inception	Institutional Shares Inception Date	Service Shares 1 Year	Service Shares Since Inception	Service Shares Inception Date	Investor Shares 1 Year	Investor Shares Since Inception	Investor Shares Inception Date	Class R Shares 1 Year	Class R Shares Since Inception	Class R Shares Inception Date	Class R6 Shares 1 Year	Class R6 Shares Since Inception	Class R6 Shares Inception Date	Class R6 Shares Return After Taxes on Distributions 1 Year	Class R6 Shares Return After Taxes on Distributions Since Inception	Class R6 Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class R6 Shares Return After Taxes on Distributions and Sale of Fund Shares Since Inception	S&P Target Date To 2060+ Index (reflects no deduction for sales charges, account fees, expenses or taxes) 1 Year	S&P Target Date To 2060+ Index (reflects no deduction for sales charges, account fees, expenses or taxes) Since Inception
Total	7.84%	8.59%	Apr. 30, 2018	14.55%	11.33%	Apr. 30, 2018	14.15%	10.85%	Apr. 30, 2018	14.33%	11.16%	Apr. 30, 2018	13.76%	10.61%	Apr. 30, 2018	14.48%	11.32%	Apr. 30, 2018	13.87%	10.63%	8.89%	8.64%	13.61%	10.45%